Private equity business - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Private Equity Investments [Line Items]
Investment at fair value	¥ 32,563	¥ 28,827	¥ 132,320	¥ 208,754
Investments	41,996	87,158
Ashikaga Holdings [Member]
Schedule Of Private Equity Investments [Line Items]
Ownership percentage	37.10%
Terra Firma Investments [Member]
Schedule Of Private Equity Investments [Line Items]
Investment at fair value			102,649
TFCP II [Member]
Schedule Of Private Equity Investments [Line Items]
Ownership percentage	10.00%
Investments	274,000
Total commitment	27,445
Total commitment after recyclable distributions	51
TFCP III [Member]
Schedule Of Private Equity Investments [Line Items]
Ownership percentage	2.00%
Investments	731,000
Total commitment	13,854
Drawn down for investments	¥ 13,536